Property, plant and equipment - Types and Classes of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [abstract]
Land	$ 24,698	$ 23,481
Buildings	340,807	285,487
Other property, plant and equipment	135,091	62,739
Transport equipment	8,125	9,165
Supplies and accessories	4,405	4,139
Office equipment	1,435	1,158
Network and communication equipment	1,518	1,605
Mining assets	162,074	154,715
IT equipment	5,281	2,092
Energy generating assets	2,269	2,893
Construction in progress	1,957,128	1,834,041
Machinery, plant and equipment	1,790,814	1,228,422
Total	4,433,645	3,609,937	$ 2,726,838
Description Of Classes Of Property, Plant And Equipment [Abstract]
Pumps	133,863	61,385
Conveyor Belt	15,622	16,589
Crystallizer	60,888	56,930
Plant Equipment	332,127	285,653
Tanks	62,657	39,422
Filter	79,456	69,246
Electrical equipment/facilities	149,728	110,255
Other Property, Plant & Equipment	326,923	68,967
Site Closure	34,828	40,696
Piping	207,595	142,013
Well	167,942	156,621
Pond	36,627	34,957
Spare Parts	182,558	145,688
Total	1,790,814	1,228,422
Historical cost
Property, plant and equipment [abstract]
Land	24,698	23,481
Buildings	947,585	851,706
Other property, plant and equipment	378,013	291,053
Transport equipment	21,737	22,143
Supplies and accessories	32,863	31,132
Office equipment	13,820	13,346
Network and communication equipment	11,411	11,644
Mining assets	370,504	341,837
IT equipment	33,819	29,384
Energy generating assets	38,929	38,929
Construction in progress	1,957,128	1,834,041
Machinery, plant and equipment	4,989,892	4,189,794
Total	8,820,399	7,678,490
Description Of Classes Of Property, Plant And Equipment [Abstract]
Total	4,989,892	4,189,794
Accumulated depreciation and amortization
Property, plant and equipment [abstract]
Buildings	(606,778)	(566,219)
Other property, plant and equipment	(242,922)	(228,314)
Transport equipment	(13,612)	(12,978)
Supplies and accessories	(28,458)	(26,993)
Office equipment	(12,385)	(12,188)
Network and communication equipment	(9,893)	(10,039)
Mining assets	(208,430)	(187,122)
IT equipment	(28,538)	(27,292)
Energy generating assets	(36,660)	(36,036)
Machinery, plant and equipment	(3,199,078)	(2,961,372)
Total	(4,386,754)	(4,068,553)
Description Of Classes Of Property, Plant And Equipment [Abstract]
Total	$ (3,199,078)	$ (2,961,372)